Equity-accounted investees - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 429,370	$ 179,929	$ 152,528	$ 161,478
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	3,134	2,554	$ 7,179
Group's share of cash and cash equivalents	$ 1,902	$ 1,547